Nuveen NWQ International Value Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 97.6%
	Aerospace & Defense – 1.4%
16,399	Thales SA, (2)	$1,589,974
	Air Freight & Logistics – 2.9%
52,111	Deutsche Post AG, (2)	3,267,869
	Airlines – 2.0%
94,000	Japan Airlines Co Ltd, (2), (3)	2,237,830
	Automobiles – 3.3%
13,063	Hyundai Motor Co, (2)	1,051,710
14,947	Toyota Motor Corp, Sponsored ADR	2,656,829
	Total Automobiles	3,708,539
	Banks – 10.4%
676,556	Barclays PLC, (2)	1,719,114
297,750	ING Groep NV, (2)	4,328,839
161,132	Oversea-Chinese Banking Corp Ltd, (2)	1,356,849
64,500	Sumitomo Mitsui Financial Group Inc, (2)	2,269,069
1,875,920	Unicaja Banco SA,144A, (2)	1,951,135
	Total Banks	11,625,006
	Capital Markets – 2.1%
146,606	UBS Group AG	2,336,900
	Chemicals – 4.0%
1,184,709	Incitec Pivot Ltd, (2)	2,464,328
31,617	Nutrien Ltd	2,052,134
	Total Chemicals	4,516,462
	Commercial Services & Supplies – 1.7%
78,300	Dai Nippon Printing Co Ltd, (2)	1,886,457
	Diversified Financial Services – 1.9%
19,304	Groupe Bruxelles Lambert SA, (2)	2,123,355
	Diversified Telecommunication Services – 1.4%
58,838	Nippon Telegraph & Telephone Corp, ADR	1,633,343
	Electrical Equipment – 1.4%
46,131	Mabuchi Motor Co Ltd, (2)	1,599,839

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.4%
86,042	Flex Ltd, (3)	$1,521,223
	Energy Equipment & Services – 1.8%
126,146	Technip Energies NV, (3)	1,987,248
	Food & Staples Retailing – 4.0%
51,000	Seven & i Holdings Co Ltd, (2)	2,321,747
629,981	Tesco PLC, (2)	2,145,484
	Total Food & Staples Retailing	4,467,231
	Health Care Providers & Services – 2.0%
32,453	Fresenius Medical Care AG & Co KGaA, (2)	2,276,392
	Hotels, Restaurants & Leisure – 2.0%
30,858	Accor SA, (3)	1,106,288
569,691	Sands China Ltd, (2), (3)	1,165,873
	Total Hotels, Restaurants & Leisure	2,272,161
	Household Durables – 3.8%
85,664	Sekisui House Ltd, (2)	1,793,886
1,204,207	Taylor Wimpey PLC, (2)	2,511,614
	Total Household Durables	4,305,500
	Industrial Conglomerates – 4.8%
678,409	Melrose Industries PLC, (2)	1,575,066
23,346	Siemens AG, (2)	3,818,261
	Total Industrial Conglomerates	5,393,327
	Insurance – 7.9%
46,591	Ageas SA/NV, (2)	2,307,207
7,213	Allianz SE, (2)	1,616,041
40,689	Axis Capital Holdings Ltd	1,873,321
91,500	MS&AD Insurance Group Holdings Inc, (2)	3,060,374
	Total Insurance	8,856,943
	Interactive Media & Services – 1.4%
10,084	Baidu Inc, Sponsored ADR, (3)	1,550,415
	Machinery – 1.2%
57,585	Komatsu Ltd, (2)	1,379,069
	Media – 3.0%
49,674	Publicis Groupe SA, (2)	3,336,990
	Metals & Mining – 3.0%
65,985	BHP Group PLC, (2)	1,662,449

Shares	Description (1)	Value
	Metals & Mining (continued)
3,957	Korea Zinc Co Ltd, (2)	$1,669,390
	Total Metals & Mining	3,331,839
	Multi-Utilities – 1.2%
111,993	National Grid PLC, (2)	1,334,477
	Oil, Gas & Consumable Fuels – 2.2%
55,408	Royal Dutch Shell PLC, Sponsored ADR	2,452,912
	Pharmaceuticals – 6.9%
26,706	Bayer AG, (2)	1,449,481
124,824	GlaxoSmithKline PLC, (2)	2,355,824
26,111	Sanofi, (2)	2,513,549
43,900	Takeda Pharmaceutical Co Ltd, (2)	1,447,944
	Total Pharmaceuticals	7,766,798
	Professional Services – 3.3%
42,131	Adecco Group AG, (2)	2,111,005
15,089	Wolters Kluwer NV, (2)	1,599,381
	Total Professional Services	3,710,386
	Real Estate Management & Development – 1.1%
243,254	City Developments Ltd, (2)	1,231,125
	Semiconductors & Semiconductor Equipment – 4.6%
38,826	AIXTRON SE, (2)	965,316
59,800	MediaTek Inc, (2)	1,924,811
23,600	Rohm Co Ltd, (2)	2,225,540
	Total Semiconductors & Semiconductor Equipment	5,115,667
	Software – 1.4%
11,662	SAP SE, (2)	1,577,042
	Specialty Retail – 1.3%
1,310,000	Topsports International Holdings Ltd,144A, (2)	1,487,769
	Technology Hardware, Storage & Peripherals – 4.0%
24,300	FUJIFILM Holdings Corp, (2)	2,098,299
40,458	Samsung Electronics Co Ltd, (2)	2,360,266
	Total Technology Hardware, Storage & Peripherals	4,458,565
	Wireless Telecommunication Services – 2.8%
11,401	SK Telecom Co Ltd, (2)	3,096,697
	Total Long-Term Investments (cost $76,204,415)	109,435,350

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$2,190	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $2,189,693, collateralized by $2,131,900, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $2,233,499	0.000%	10/01/21	$2,189,693
	Total Short-Term Investments (cost $2,189,693)			2,189,693
	Total Investments (cost $78,394,108) – 99.5%			111,625,043
	Other Assets Less Liabilities – 0.5%			536,997
	Net Assets – 100%			$112,162,040
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$19,170,613	$90,264,737	$ —	$109,435,350
Short-Term Investments:
Repurchase Agreements	—	2,189,693	—	2,189,693
Total	$19,170,613	$92,454,430	$ —	$111,625,043

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt